UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment []; Amendment Number:
  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen T. Buckley
Title:    Chief Financial Officer - Principal
Phone:    (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            November 11, 2004

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number      Name

     28-1190                   Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             2
Form 13F Information Table Entry Total:      156
Form 13F Information Table Value Total:      $2,735,385
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number    Name

     1      28-1157                 CIGNA Corporation
     2      28-10076                Okabena Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------
           Column 1             Column 2   Column 3     Column 4    Column 5    Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER               TITLE      CUSIP        VALUE     SHRS OR      INVESTMENT     OTHER          VOTING AUTHORITY
                                  OF                    (x$1000)   SH/PUT/      DISCRETION    MANAGERS  ----------------------------
                                 CLASS                             PRN AMT
                                                                   PRN CALL                                SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                        Com    88579Y101           168        2,100      Sole           1        2,100
------------------------------------------------------------------------------------------------------------------------------------
3M Company                        Com    88579Y101        29,198      365,107      Sole                  365,107
------------------------------------------------------------------------------------------------------------------------------------
3M Company                        Com    88579Y101         3,775       47,200      Sole                                       47,200
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                     Com    00724F101           173        3,500      Sole           1        3,500
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                     Com    00724F101        38,883      786,000      Sole                  786,000
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                     Com    00724F101         1,989       40,200      Sole                                       40,200
------------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals        Com    009158106           174        3,200      Sole           1        3,200
------------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals        Com    009158106        30,339      557,900      Sole                  557,900
------------------------------------------------------------------------------------------------------------------------------------
Air Products and Chemicals        Com    009158106         1,979       36,400      Sole                                       36,400
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR    02364W105        24,046      616,100      Sole                 616,100
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR    02364W105        11,042      282,900      Sole                                      282,900
------------------------------------------------------------------------------------------------------------------------------------
American International Group      Com    026874107           238        3,500      Sole           1        3,500
------------------------------------------------------------------------------------------------------------------------------------
American International Group      Com    026874107        45,034      662,361      Sole                  662,361
------------------------------------------------------------------------------------------------------------------------------------
American International Group      Com    026874107         3,998       58,800      Sole                                       58,800
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com    037833100           357        9,200      Sole           1        9,200
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com    037833100        70,484    1,818,930      Sole                1,818,930
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com    037833100         9,416      243,000      Sole                                      243,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp              Com    060505104           295        6,800      Sole           1        6,800
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp              Com    060505104        53,042    1,224,130      Sole                1,224,130
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp              Com    060505104         3,371       77,800      Sole                                       77,800
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                   Com    055482103           173        3,300      Sole           1        3,300
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                   Com    055482103        24,177      461,300      Sole                  461,300
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                   Com    055482103         1,939       37,000      Sole                                       37,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com    097023105           206        4,000      Sole           1        4,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com    097023105        33,247      644,075      Sole                  644,075
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com    097023105         2,333       45,200      Sole                                       45,200
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation         Com    166764100           107        2,000      Sole           1        2,000
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation         Com    166764100        24,454      455,886      Sole                  455,886
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation         Com    166764100         1,244       23,200      Sole                                       23,200
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR       ADR    204412209        29,890    1,330,200      Sole                1,330,200
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR       ADR    204412209        18,657      830,300      Sole                                      830,300
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR
Pref Shares                       ADR    204412100           243       12,600      Sole                   12,600
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                    Com    20825C104           613        7,400      Sole           1        7,400
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                    Com    20825C104        89,951    1,085,706      Sole                1,085,706
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                    Com    20825C104         9,586      115,700      Sole                                      115,700
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc.                         Com    225447101           146        4,800      Sole           1        4,800
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc.                         Com    225447101        25,559      838,000      Sole                  838,000
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc.                         Com    225447101         1,702       55,800      Sole                                       55,800
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                         Com    126650100           388        9,200      Sole           1        9,200
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                         Com    126650100        70,447    1,672,131      Sole                1,672,131
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                         Com    126650100         5,738      136,200      Sole                                      136,200
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com    235851102           277        5,400      Sole           1        5,400
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com    235851102        45,276      882,923      Sole                  882,923
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com    235851102         4,502       87,800      Sole                                       87,800
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                       Com    244199105           181        2,800      Sole           1        2,800
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                       Com    244199105        34,437      533,488      Sole                  533,488
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                       Com    244199105         5,713       88,500      Sole                                       88,500
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com    278642103           726        7,900      Sole           1        7,900
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com    278642103       111,580    1,213,620      Sole                1,213,620
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com    278642103        16,246      176,700      Sole                                      176,700
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                 Com    337932107           127        3,100      Sole           1        3,100
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                 Com    337932107        26,550      646,300      Sole                  646,300
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                 Com    337932107         1,454       35,400      Sole                                       35,400
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP AD       ADR    344419106        19,510      441,600      Sole                  441,600
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP AD       ADR    344419106        11,328      256,400      Sole                                      256,400
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                   Com    368710406         4,215       80,400      Sole                                       80,400
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com    369550108           480        4,700      Sole           1        4,700
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com    369550108        77,040      754,550      Sole                  754,550
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com    369550108        11,456      112,200      Sole                                      112,200
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company                  Com    375766102           563       13,500      Sole           1       13,500
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company                  Com    375766102        96,358    2,308,539      Sole                2,308,539
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company                  Com    375766102         8,928      213,900      Sole                                      213,900
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.               ADR    40049J206        16,330      309,700      Sole                  309,700
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.               ADR    40049J206         9,259      175,600      Sole                                      175,600
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                    ADR    45104G104        14,994    1,086,500      Sole                1,086,500
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                    ADR    45104G104         8,865      642,400      Sole                                      642,400
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.         Com    452308109           307        3,300      Sole           1        3,300
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.         Com    452308109        54,593      585,947      Sole                  585,947
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.         Com    452308109         7,547       81,000      Sole                                       81,000
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR          ADR    456788108        13,944      246,364      Sole                  246,364
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR          ADR    456788108         2,445       43,200      Sole                                       43,200
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com    478160104           113        2,000      Sole           1        2,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com    478160104        23,535      417,800      Sole                  417,800
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com    478160104         1,273       22,600      Sole                                       22,600
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings       Com    502424104           462        6,900      Sole           1        6,900
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings       Com    502424104        69,599    1,038,792      Sole                1,038,792
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings       Com    502424104         7,008      104,600      Sole                                      104,600
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company            Com    543213102            35        2,300      Sole                    2,300
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                 Com    574599106           207        6,000      Sole           1        6,000
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                 Com    574599106        41,761    1,209,408      Sole                1,209,408
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                 Com    574599106         3,657      105,900      Sole                                      105,900
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.       Com    580645109           191        2,400      Sole           1        2,400
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.       Com    580645109        35,746      448,560      Sole                  448,560
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.       Com    580645109         5,467       68,600      Sole                                       68,600
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                         Com    585055106           161        3,100      Sole           1        3,100
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                         Com    585055106        30,320      584,200      Sole                  584,200
------------------------------------------------------------------------------------------------------------------------------------
Medtronic                         Com    585055106         1,832       35,300      Sole                                       35,300
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporation       Com    552848103         1,125       16,900      Sole                                       16,900
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR            ADR    607409109           174        1,200      Sole           1        1,200
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR            ADR    607409109         1,957       13,500      Sole           2       13,500
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR            ADR    607409109        43,758      301,800      Sole                  301,800
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR            ADR    607409109        21,024      145,000      Sole                                      145,000
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com    61166W101           339        9,300      Sole           1        9,300
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com    61166W101        57,571    1,580,747      Sole                1,580,747
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com    61166W101         5,780      158,700      Sole                                      158,700
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                Com    654106103           150        1,900      Sole           1        1,900
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                Com    654106103        32,821      416,510      Sole                  416,510
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                Com    654106103         1,891       24,000      Sole                                       24,000
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                 Com    670346105           219        2,400      Sole           1        2,400
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                 Com    670346105        41,461      453,765      Sole                  453,765
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                 Com    670346105         6,049       66,200      Sole                                       66,200
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com    701094104           147        2,500      Sole           1        2,500
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com    701094104        29,046      493,469      Sole                  493,469
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com    701094104         1,895       32,200      Sole                                       32,200
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR           ADR    71654V408        27,784      788,200      Sole                  788,200
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR           ADR    71654V408        13,243      375,700      Sole                                      375,700
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                     Com    74005P104           530       12,400      Sole           1       12,400
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                     Com    74005P104        87,967    2,058,190      Sole                2,058,190
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                     Com    74005P104         9,621      225,100      Sole                                      225,100
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.              Com    742718109           368        6,800      Sole           1        6,800
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.              Com    742718109        66,954    1,237,138      Sole                1,237,138
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.              Com    742718109         6,397      118,200      Sole                                      118,200
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.        Com    744320102        30,838      655,578      Sole                  655,578
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.        Com    744320102         1,966       41,800      Sole                                       41,800
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                    Com    747525103           351        9,000      Sole           1        9,000
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                    Com    747525103        62,777    1,608,007      Sole                1,608,007
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm, Inc.                    Com    747525103         6,270      160,600      Sole                                      160,600
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.           Com    74834L100           265        3,000      Sole           1        3,000
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.           Com    74834L100        40,738      461,778      Sole                  461,778
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.           Com    74834L100         2,382       27,000      Sole                                       27,000
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR            Com    760975102           366        4,800      Sole           1        4,800
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR            ADR    760975102                     22,900      Sole           2       22,900
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR            Com    760975102        46,850      613,700      Sole                  613,700
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR            Com    760975102        59,217      775,700      Sole                                      775,700
------------------------------------------------------------------------------------------------------------------------------------
Satyam Computers Services ADR     ADR    804098101         4,178      180,700      Sole                  180,700
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 Com    806857108           478        7,100      Sole           1        7,100
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 Com    806857108        76,171    1,131,645      Sole                1,131,645
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 Com    806857108        14,048      208,700      Sole                                      208,700
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                     Com    816851109           261        7,200      Sole           1        7,200
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                     Com    816851109        41,470    1,145,900      Sole                1,145,900
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                     Com    816851109         4,524      125,000      Sole                                      125,000
------------------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Ent.,
Ltd. ADR                          ADR    81941Q203         2,741      114,300      Sole                  114,300
------------------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Ent.,
Ltd. ADR                          ADR    81941Q203         2,055       85,700      Sole                                       85,700
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com    855244109           209        4,600      Sole           1        4,600
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com    855244109        39,110      860,325      Sole                  860,325
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com    855244109         2,400       52,800      Sole                                       52,800
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resort          Com    85590A203           172        3,700      Sole           1        3,700
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resort          Com    85590A203        27,761      598,036      Sole                  598,036
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resort          Com    85590A203         3,969       85,500      Sole                                       85,500
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com    91324P102           406        5,500      Sole           1        5,500
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com    91324P102        74,252    1,006,950      Sole                1,006,950
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com    91324P102         6,998       94,900      Sole                                       94,900
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation         Com    91913Y100           233        2,900      Sole           1        2,900
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation         Com    91913Y100        37,321      465,287      Sole                  465,287
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation         Com    91913Y100         7,371       91,900      Sole                                       91,900
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR         ADR    68370R109        18,801      172,800      Sole                  172,800
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR         ADR    68370R109        13,034      119,800      Sole                                      119,800
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company               Com    949746101           185        3,100      Sole           1        3,100
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company               Com    949746101        32,707      548,500      Sole                  548,500
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company               Com    949746101         2,135       35,800      Sole                                       35,800
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                       Com    984332106           488       14,400      Sole           1       14,400
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                       Com    984332106        76,221    2,247,743      Sole                2,247,743
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                       Com    984332106        11,726      345,800      Sole                                      345,800
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.             Com    98956P102           111        1,400      Sole           1        1,400
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.             Com    98956P102        25,345      320,657      Sole                  320,657
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.             Com    98956P102         2,814       35,600      Sole                                       35,600
------------------------------------------------------------------------------------------------------------------------------------